Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Utilities Fund
Entity Central Index Key	0001087966
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002899
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class AAA
Trading Symbol	GABUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABUX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABUX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$72	1.38%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	10,000	10,000	10,000	10,000
06/17	10,427	11,790	10,247	10,310
06/18	10,713	13,484	10,596	10,924
06/19	12,003	14,889	12,613	12,559
06/20	10,776	16,007	12,347	11,794
06/21	13,087	22,537	14,294	13,922
06/22	13,473	20,143	16,338	15,148
06/23	12,977	24,090	15,737	15,091
06/24	13,146	30,006	16,967	16,450
06/25	15,536	34,555	20,938	20,087
06/26	18,094	42,268	23,915	22,994

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	9.05%	16.47%	6.69%	6.11%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,762,733,327
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 8,705,471
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,762,733,327 Number of Portfolio Holdings212 Portfolio Turnover Rate2% Management Fees$8,705,471
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABUX/
C000239633
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class C
Trading Symbol	GUXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GUXPX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GUXPX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$110	2.13%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	10,000	10,000	10,000	10,000	10,000
06/17	10,363	10,363	11,790	10,247	10,310
06/18	10,549	10,549	13,484	10,596	10,924
06/19	11,745	11,745	14,889	12,613	12,559
06/20	10,462	10,462	16,007	12,347	11,794
06/21	12,601	12,601	22,537	14,294	13,922
06/22	12,874	12,874	20,143	16,338	15,148
06/23	12,308	12,308	24,090	15,737	15,091
06/24	12,373	12,373	30,006	16,967	16,450
06/25	14,504	14,504	34,555	20,938	20,087
06/26	16,775	16,775	42,268	23,915	22,994

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	8.64%	15.66%	5.89%	5.31%
The Gabelli Utilities Fund - Class C (includes sales charge)	7.64%	14.66%	5.89%	5.31%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,762,733,327
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 8,705,471
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,762,733,327 Number of Portfolio Holdings212 Portfolio Turnover Rate2% Management Fees$8,705,471
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GUXPX/
C000034315
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class I
Trading Symbol	GAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAUIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAUIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	50,000	50,000	50,000	50,000
06/17	52,280	58,950	51,235	51,550
06/18	53,820	67,421	52,982	54,622
06/19	60,472	74,446	63,065	62,794
06/20	54,371	80,037	61,734	58,970
06/21	66,246	112,685	71,469	69,608
06/22	68,383	100,717	81,690	75,740
06/23	66,081	120,448	78,683	75,453
06/24	67,090	150,030	84,836	82,251
06/25	79,403	172,775	104,688	100,436
06/26	92,853	211,338	119,575	114,970

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	9.24%	16.94%	6.99%	6.39%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,762,733,327
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 8,705,471
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,762,733,327 Number of Portfolio Holdings212 Portfolio Turnover Rate2% Management Fees$8,705,471
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAUIX/
C000002898
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class A
Trading Symbol	GAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAUAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAUAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$72	1.38%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	10,000	10,000	10,000	10,000	10,000
06/17	10,435	9,835	11,790	10,247	10,310
06/18	10,705	10,090	13,484	10,596	10,924
06/19	12,010	11,319	14,889	12,613	12,559
06/20	10,765	10,146	16,007	12,347	11,794
06/21	13,072	12,321	22,537	14,294	13,922
06/22	13,465	12,691	20,143	16,338	15,148
06/23	12,971	12,225	24,090	15,737	15,091
06/24	13,141	12,385	30,006	16,967	16,450
06/25	15,526	14,633	34,555	20,938	20,087
06/26	18,090	17,050	42,268	23,915	22,994

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	9.09%	16.52%	6.71%	6.11%
The Gabelli Utilities Fund - Class A (includes sales charge)	2.82%	9.82%	5.46%	5.48%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,762,733,327
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 8,705,471
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,762,733,327 Number of Portfolio Holdings212 Portfolio Turnover Rate2% Management Fees$8,705,471
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAUAX/